Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are required by SEC rules to disclose the following information regarding the relationship between “compensation actually paid” (“CAP”) to our NEOs and our financial performance. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The table included in footnote (2) sets forth the adjustments from the column labelled “Total” for each NEO reported in the 2025 Summary Compensation Table set forth above in this Proxy Statement. For further information concerning WEX’s pay-for-performance philosophy and how WEX aligns executive compensation with the Company’s performance, refer to the section titled Compensation Discussion & Analysis beginning on page 49.

Pay Versus Performance Table

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs(3)	Average compensation actually paid to non-PEO NEOs(3)	Value of initial fixed $100 investment on December 31, 2020 based on:		Net income (in millions)	ANI EPS(5)
					Total shareholder return	Peer group total shareholder return(4)
2025	$13,446,221	$6,099,709	$3,742,118	$2,245,235	$73.20	$89.81	$304.1	$16.10
2024	$12,594,328	$7,748,653	$3,711,845	$2,396,000	$86.14	$93.45	$309.6	$15.28
2023	$11,662,841	$20,796,582	$3,690,598	$5,559,997	$95.59	$83.42	$266.6	$14.81
2022	$10,185,740	$16,138,271	$3,485,823	$4,113,195	$80.41	$67.07	$167.5	$13.53
2021	$9,612,917	$(11,056,785)	$3,403,671	$(2,116,815)	$68.98	$71.44	$136.1	$9.14

(1)      Ms. Smith was the Company’s PEO, or Principal Executive Officer, for all five years in the table.

(2)      SEC rules require certain adjustments be made to the summary compensation table totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2025, the values included in these columns reflected the following adjustments:

PEO	2025
Summary compensation table total	$13,446,221
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(1,329,953)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(4,632,253)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(1,384,306)
Compensation actually paid	$6,099,709
Non-PEO NEOs (Average)	2025
Summary compensation table total	$3,742,118
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(203,971)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,025,746)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(267,166)
Compensation actually paid	$2,245,235

(3)      Non-PEO NEOs included in the average calculations are:

2025: Jagtar Narula, Sachin Dhawan, Carlos Carriedo, and Jay Dearborn

2024: Jagtar Narula, Sachin Dhawan, Robert Deshaies, and Karen Stroup

2023: Robert Deshaies, Jay Dearborn, Jagtar Narula, and Sachin Dhawan

2022: Jagtar Narula, Jennifer Kimball, Robert Deshaies, Jay Dearborn, and Karen Stroup

2021: Roberto Simon, Scott Phillips, Robert Deshaies, and David Cooper

(4)      In March of 2023, the S&P 400 Data Processing and Outsourced Services Index was discontinued and the former constituents of the Data Processing & Outsourced Services sub-industry were reclassified into various sub-industries within the Financials, Industrials, and Consumer Discretionary industries. The S&P 400 Diversified Financial Services Industry Index was chosen as an appropriate benchmark replacement because it includes WEX and a broad range of peers with a similar market cap to WEX while maintaining a relatively balanced impact to the performance of the index based on weightings. As such, the peer group total shareholder return in the table above was calculated using the S&P 400 Diversified Financial Services Industry Index.

(5)      Adjusted Net Income — Earnings Per Share, or “ANI EPS”, a non-GAAP measure, is calculated as defined in Appendix B.

Named Executive Officers, Footnote	Ms. Smith was the Company’s PEO, or Principal Executive Officer, for all five years in the table.
Peer Group Issuers, Footnote

(4)      In March of 2023, the S&P 400 Data Processing and Outsourced Services Index was discontinued and the former constituents of the Data Processing & Outsourced Services sub-industry were reclassified into various sub-industries within the Financials, Industrials, and Consumer Discretionary industries. The S&P 400 Diversified Financial Services Industry Index was chosen as an appropriate benchmark replacement because it includes WEX and a broad range of peers with a similar market cap to WEX while maintaining a relatively balanced impact to the performance of the index based on weightings. As such, the peer group total shareholder return in the table above was calculated using the S&P 400 Diversified Financial Services Industry Index.

PEO Total Compensation Amount	$ 13,446,221	$ 12,594,328	[1]	$ 11,662,841	[1]	$ 10,185,740	[1]	$ 9,612,917	[1]
PEO Actually Paid Compensation Amount	$ 6,099,709	7,748,653	[2]	20,796,582	[2]	16,138,271	[2]	(11,056,785)	[2]
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the summary compensation table totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2025, the values included in these columns reflected the following adjustments:
PEO	2025
Summary compensation table total	$13,446,221
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(1,329,953)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(4,632,253)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(1,384,306)
Compensation actually paid	$6,099,709
Non-PEO NEOs (Average)	2025
Summary compensation table total	$3,742,118
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(203,971)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,025,746)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(267,166)
Compensation actually paid	$2,245,235

Non-PEO NEO Average Total Compensation Amount	$ 3,742,118	3,711,845	[3]	3,690,598	[3]	3,485,823	[3]	3,403,671	[3]
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,245,235	2,396,000	[3]	5,559,997	[3]	4,113,195	[3]	(2,116,815)	[3]
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the summary compensation table totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2025, the values included in these columns reflected the following adjustments:
PEO	2025
Summary compensation table total	$13,446,221
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(1,329,953)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(4,632,253)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(1,384,306)
Compensation actually paid	$6,099,709
Non-PEO NEOs (Average)	2025
Summary compensation table total	$3,742,118
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(203,971)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,025,746)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(267,166)
Compensation actually paid	$2,245,235

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table
Most Important Performance Measures
Compensation Adjusted Revenue
Compensation Adjusted Operating Income
Adjusted Net Income — Earnings Per Share (ANI EPS)
Stock Price

Total Shareholder Return Amount	$ 73.2	86.14		95.59		80.41		68.98
Peer Group Total Shareholder Return Amount	89.81	93.45	[4]	83.42	[4]	67.07	[4]	71.44	[4]
Net Income (Loss)	$ 304.1	$ 309.6		$ 266.6		$ 167.5		$ 136.1
Company Selected Measure Amount	16.1	15.28	[5]	14.81	[5]	13.53	[5]	9.14	[5]
PEO Name	Ms. Smith	Ms. Smith		Ms. Smith		Ms. Smith		Ms. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Compensation Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Compensation Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income — Earnings Per Share (ANI EPS)
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,329,953)
PEO | year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,632,253)
PEO | year over year change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,384,306)
Non-PEO NEO | year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,971)
Non-PEO NEO | year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,025,746)
Non-PEO NEO | year over year change in fair value of equity awards granted in prior years that vested in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (267,166)

[1]	Ms. Smith was the Company’s PEO, or Principal Executive Officer, for all five years in the table.
[2]	SEC rules require certain adjustments be made to the summary compensation table totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. For 2025, the values included in these columns reflected the following adjustments:
PEO	2025
Summary compensation table total	$13,446,221
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(1,329,953)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(4,632,253)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(1,384,306)
Compensation actually paid	$6,099,709
Non-PEO NEOs (Average)	2025
Summary compensation table total	$3,742,118
+/- year-end over grant date change in fair value of equity awards granted during the covered year that remain outstanding and unvested as of the covered year-end	$(203,971)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,025,746)
+/- year over year change in fair value of equity awards granted in prior years that vested in the covered year	$(267,166)
Compensation actually paid	$2,245,235

[3]

(3)      Non-PEO NEOs included in the average calculations are:

2025: Jagtar Narula, Sachin Dhawan, Carlos Carriedo, and Jay Dearborn

2024: Jagtar Narula, Sachin Dhawan, Robert Deshaies, and Karen Stroup

2023: Robert Deshaies, Jay Dearborn, Jagtar Narula, and Sachin Dhawan

2022: Jagtar Narula, Jennifer Kimball, Robert Deshaies, Jay Dearborn, and Karen Stroup

2021: Roberto Simon, Scott Phillips, Robert Deshaies, and David Cooper

[4]	In March of 2023, the S&P 400 Data Processing and Outsourced Services Index was discontinued and the former constituents of the Data Processing & Outsourced Services sub-industry were reclassified into various sub-industries within the Financials, Industrials, and Consumer Discretionary industries. The S&P 400 Diversified Financial Services Industry Index was chosen as an appropriate benchmark replacement because it includes WEX and a broad range of peers with a similar market cap to WEX while maintaining a relatively balanced impact to the performance of the index based on weightings. As such, the peer group total shareholder return in the table above was calculated using the S&P 400 Diversified Financial Services Industry Index
[5]	Adjusted Net Income — Earnings Per Share, or “ANI EPS”, a non-GAAP measure, is calculated as defined in Appendix B.